PROPERTY AND EQUIPMENT, NET - Schedule of depreciation expense recognition (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 4,751,049	¥ 5,117,333	¥ 5,792,147
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	1,061,367	817,643	397,905
Research and development
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	26,669	22,084	448,414
Sales and marketing
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	15,231	9,674	7,984
General and administrative
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 3,647,782	¥ 4,267,932	¥ 4,937,844